Shared Based Compensation (Details) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 02, 2010	Jun. 26, 2010	Sep. 14, 2009	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Jan. 30, 2010
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of independent directors entered into option agreement			3				3
Stock option granted	33,333	690,000	6,666
Stock option granted, exercise price	$ 10.26	$ 13.20	$ 24				$ 22.50
Options vesting installments	4	4	3
Options expiration period	8 years	8 years	5 years
Number of employee granted		20
Stock-based compensation				$ 204,117	$ 408,234	$ 850,381
Total unrecognized compensation cost				$ 816,191	$ 816,191	$ 1,224,525
Restated Amount Reflecting Reverse Stock Split Member [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock option granted	4,167	86,250	833
Stock option granted, exercise price	$ 82.08	$ 105.60	$ 192				$ 180
2009 Omnibus Securities and Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of independent directors entered into option agreement			3
Stock option granted	4,167	86,250	833
Stock option granted, exercise price	$ 82.08	$ 105.60	$ 192				$ 180
Options vesting installments	4	4	3
Options expiration period	8 years	8 years	5 years
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Cost expected to be recognized over a weighted - average period					1 year	1 year
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Cost expected to be recognized over a weighted - average period					2 years	2 years